Revenues (Details) - Schedule of Company’s Revenues Based on the Nature and Characteristics - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total	$ 473,853	$ 967,925
Sales of products [Member]
Disaggregation of Revenue [Line Items]
Total	473,853	616,670
Non-recurring engineering and proof of concept contracts [Member]
Disaggregation of Revenue [Line Items]
Total		$ 351,255